Shareholders' equity - Summary of Issued and Outstanding Common Shares (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Shares issued and outstanding:
Balance at the beginning (in shares)	33,262,910	33,340,159
Shares purchased and cancelled (in shares)	(270,694)	(439,741)
Shares issued upon exercise of RSUs (in shares)	317,066	362,492
Balance at the end (in shares)	33,338,932	33,262,910